Investments in associates -Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates
Share of income/(loss) in associates	$ 7,108	$ (970)	$ (629)
Sociedad Aeroportuaria KunturWasi S.A.
Investments in associates
Share of income/(loss) in associates	(84)	(260)	(741)
Navinten S.A.
Investments in associates
Share of income/(loss) in associates	7,292
Others
Investments in associates
Share of income/(loss) in associates	$ (100)	$ (710)	$ 112